SCHEDULE OF VARIABLE INTEREST ENTITY OF ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total current assets	$ 21,068,414	$ 12,429,734
Other assets, non-current	2,948,681	4,302,000
Non-current accounts receivable, net		1,839,230
Property, plant and software	21,562,084	10,851,899
TOTAL ASSETS	47,155,491	30,776,651
Total current liabilities	27,343,149	29,800,451
TOTAL LIABILITIES	27,904,992	29,800,451
Total equity	$ 19,250,499	976,200	$ 14,608,385	$ 17,603,927
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total current assets		9,261,921
Other assets, non-current		4,302,000
Non-current accounts receivable, net		2,101,276
Property, plant and software		3,713,860
TOTAL ASSETS		19,379,057
Intercompany payable to the WFOE		20,449,508
Total current liabilities		41,717,595
TOTAL LIABILITIES		41,717,595
Total equity		$ (22,338,538)